Financial risk management (Tables)	6 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of group’s current credit risk grading framework

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL - not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL - credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

Schedule of financial assets, minimum exposure to credit risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

			12-month
			or	Gross		Net
			lifetime	carrying	Loss	carrying
	Note	Category	ECL	amount	allowance	amount
				US$	US$	US$
December 31, 2025
Trade receivables	12	Note 1	Lifetime ECL -simplified	2,971,932	(457,557)	2,514,375
Deposits	12	I	12-month ECL	5,489,917	-	5,489,917
Other receivables	12	I	12-month ECL	154,162	-	154,162
					(457,557)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

a)	Credit risk (Continued)

			12-month	Gross		Net
			or lifetime	carrying	Loss	carrying
	Note	Category	ECL	amount	allowance	amount
				S$	S$	S$
December 31, 2025
Trade receivables	12	Note 1	Lifetime ECL -simplified	3,821,607	(588,373)	3,233,234
Deposits	12	I	12-month ECL	7,105,501	-	7,105,501
Other receivables	12	I	12-month ECL	198,237	-	198,237
					(588,373)

June 30, 2025 (Audited)
Trade receivables	12	Note 1	Lifetime ECL -simplified	2,740,055	(588,373)	2,151,682
Deposits	12	I	12-month ECL	6,996,631	-	6,996,631
Other receivables	12	I	12-month ECL	134,188	-	134,188
					(588,373)

Schedule of credit risk

	Trade receivables
	Days past due
	Not past
	due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	US$	US$	US$	US$	US$	US$

December 31, 2025
ECL rate	7%	11%	22%	26%	26%
Estimated total gross carrying amount at	693,923	1,130,636	312,436	396,665	438,271	2,971,931
ECL	(49,180)	(124,348)	(69,443)	(101,929)	(112,656)	(457,556)
						2,514,375

	Trade receivables
	Days past due
	Not past
	due	1 – 60 days	61 – 120 days	> 120 days	> 365 days	Total
	S$	S$	S$	S$	S$	S$

December 31, 2025
ECL rate	7%	11%	22%	26%	26%
Estimated total gross carrying amount at	892,316	1,453,885	401,761	510,072	563,573	3,821,607
ECL	(63,241)	(159,899)	(89,297)	(131,071)	(144,865)	(588,373)
						3,233,234

June 30, 2025 (Audited)
ECL rate	15%	54%	54%	59%	59%
Estimated total gross carrying amount at	804,724	979,987	244,561	386,405	324,378	2,740,055
ECL	(116,455)	(174,010)	(68,020)	(135,819)	(94,069)	(588,373)
Other receivables	-	15,760	31,496	18,146	68,786	134,188
						2,285,870

Schedule of remaining contractual undiscounted repayment obligations

The table below summarises the maturity profile of the Group’s financial assets and liabilities at the reporting date based on contractual undiscounted repayment obligations.

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
December 31, 2025
Financial assets
Trade and other receivables	8,158,454	8,158,454	8,158,454	-
Amount due from shareholder	1,062,684	1,062,684	1,062,684	-
Amount due from third party	272,183	272,183	272,183	-
Cash and cash equivalents	1,044,640	1,044,640	1,044,640	-
Total undiscounted financial assets	10,537,961	10,537,961	10,537,961	-

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	US$	US$	US$	US$
December 31, 2025 -Continued
Financial liabilities
Trade and other payables	2,690,104	2,690,104	2,690,104	-
Lease liabilities	4,702,129	4,869,009	1,687,392	3,181,617
Amount due to related parties	690,384	690,384	690,384	-
Borrowings	2,276,603	2,609,264	894,803	1,714,461
Total undiscounted financial liabilities	10,359,220	10,858,761	5,962,683	4,896,078

Total net undiscounted financial assets	178,741	(320,800)	4,575,278	(4,896,078)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
December 31, 2025
Financial assets
Trade and other receivables	10,536,972	10,536,972	10,536,972	-
Amount due from shareholder	1,366,505	1,366,505	1,366,505	-
Amount due from third party	350,000	350,000	350,000	-
Cash and cash equivalents	1,343,303	1,343,303	1,343,303	-
Total undiscounted financial assets	13,596,780	13,596,780	13,596,780	-

Financial liabilities
Trade and other payables	3,674,814	3,674,814	3,674,814	-
Lease liabilities	6,046,468	6,261,059	2,169,818	4,091,241
Amount due to related parties	887,764	887,764	887,764	-
Borrowings	2,927,484	3,355,253	1,150,627	2,204,626
Total undiscounted financial liabilities	13,536,530	14,178,890	7,883,023	6,295,867

Total net undiscounted financial assets	(1,559,747)	(1,559,747)	5,713,757	(6,295,867)

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

22.	Financial risk management (Continued)

c)	Liquidity risk (Continued)

Analysis of financial instruments by remaining contractual maturities (Continued)

	Carrying amount	Contractual cash flows	One year or less	Two years to five years
	S$	S$	S$	S$
June 30, 2025 (Audited)
Financial assets
Trade and other receivables	8,924,312	8,924,312	8,924,312	-
Cash and cash equivalents	3,044,466	3,044,466	3,044,466	-
Total undiscounted financial assets	11,968,778	11,968,778	11,968,778	-

Financial liabilities
Trade and other payables	6,295,147	6,295,147	6,295,147	-
Lease liabilities	5,016,475	5,244,654	2,210,787	3,033,867
Amount due to related parties	1,450,305	1,450,305	1,450,305	-
Borrowings	61,371	61,371	61,371	-
Total undiscounted financial liabilities	12,823,298	13,051,477	10,017,610	3,033,867

Total net undiscounted financial assets/ -liabilities	(854,520)	(1,082,699)	1,951,168	(3,033,867)